UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Global Income & Currency Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Global Income & Currency Fund Inc. (GCF)
March 31, 2012

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 101.9%
	Sovereign Debt – 47.2%
	Australia – 4.4%
3,400 AUD	Australian Government	5.750%	4/15/12	AAA	$ 3,524,178
	Mexico – 6.1%
64,650 MXN	Mexican Treasury Bills	0.000%	2/07/13	A-2	4,859,539
	Poland – 11.5%
29,000 PLD	Republic of Poland	0.000%	7/25/12	A	9,198,821
	South Africa – 12.5%
81,000 ZAR	Republic of South Africa Treasury Bill	0.000%	3/14/12	A-2	9,989,573
	Turkey – 12.7%
18,300 TRY	Republic of Turkey, Government Bond	0.000%	4/25/12	BB+	10,198,633
	Total Sovereign Debt				37,770,744

	U.S. Government and Agency Obligations – 52.6%

3,000	Federal Home Loan Bank Bonds	0.875%	8/22/12	Aaa	3,008,451
5,000	Federal Home Loan Bank Bonds	0.140%	9/25/12	Aaa	4,999,545
5,000	Federal Home Loan Bank Bonds	0.240%	9/26/12	Aaa	5,001,955
6,000	Federal Home Loan Bank Bonds	0.200%	11/29/12	Aaa	5,999,994
5,000	Federal Home Loan Mortgage Corporation, Notes	5.500%	8/20/12	Aaa	5,102,465
5,000	Federal Home Loan Mortgage Corporation, Notes	4.625%	10/25/12	Aaa	5,125,890
5,000	Federal Home Loan Mortgage Corporation, Notes	0.750%	12/28/12	Aaa	5,019,935
3,000	Federal National Mortgage Association	1.000%	12/27/12	Aaa	3,017,436
4,750	U.S. Treasury Notes, (4)	1.875%	6/15/12	Aaa	4,766,886
41,750	Total U.S. Government and Agency Obligations				42,042,557

	Repurchase Agreements – 2.1%
$ 1,695	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $1,694,972, collateralized by $1,550,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $1,731,508	0.010%	4/02/12	N/A	1,694,971
	Total Short-Term Investments (cost $82,390,773)				81,508,272
	Total Investments (cost $82,390,773) – 101.9%				81,508,272
	Other Assets Less Liabilities – (1.9)% (5)				(1,499,564)
	Net Assets – 100%				$ 80,008,708

Investments in Derivatives at March 31, 2012:

Call Options Purchased outstanding:

			Put	Call
Number of			Notional	Notional	Expiration	Strike
Contracts	Counterparty	Type	Amount (6)	Amount	Date	Price	Value (5)
1	Citibank N.A.	Currency Option	6,000,000 USD	10,620,000 BRL	6/11/12	1.770 BRL	$ 23,706
	Total Call Options Purchased (premiums paid $84,300)						$ 23,706

Call Options Written oustanding:

			Put	Call
Number of			Notional	Notional	Expiration	Strike
Contracts	Counterparty	Type	Amount	Amount (7)	Date	Price	Value (5)
1	Citibank N.A.	Currency Option	(10,260,000) BRL	(6,000,000) USD	6/11/12	1.710 BRL	$ (3,888)
	Total Call Options Written (premiums received $24,600)						$ (3,888)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (5)
Bank of America	Japanese Yen	859,000,000	U.S. Dollar	11,075,582	4/23/12	$ 695,718
Bank of America	U.S. Dollar	3,059,810	Mexican Peso	39,500,000	5/31/12	10,724
Citibank N.A.	Australian Dollar	3,400,000	U.S. Dollar	3,532,192	4/23/12	18,268
Citibank N.A.	Brazilian Real	3,400,000	U.S. Dollar	1,894,150	4/03/12	31,596
Citibank N.A.	Chilean Peso	1,900,000,000	U.S. Dollar	3,881,512	4/09/12	(4,191)
Citibank N.A.	Czech Koruna	74,000,000	U.S. Dollar	3,852,762	4/23/12	(128,469)
Citibank N.A.	Swiss Franc	8,500,000	U.S. Dollar	9,250,009	5/23/12	(171,731)
Citibank N.A.	U.S. Dollar	5,237,247	Chilean Peso	2,500,000,000	4/09/12	(124,480)
Citibank N.A.	U.S. Dollar	3,694,202	Chilean Peso	1,800,000,000	4/27/12	(21,392)
Citibank N.A.	U.S. Dollar	5,571,277	South Korean Won	6,300,000,000	5/14/12	(22,213)
Deutsche Bank AG	Danish Krone	14,300,000	U.S. Dollar	2,546,076	5/31/12	(18,010)
HSBC	Philippine Peso	130,000,000	U.S. Dollar	3,050,927	5/21/12	24,570
JPMorgan Chase	Australian Dollar	3,700,000	U.S. Dollar	3,908,070	4/17/12	81,497
JPMorgan Chase	South African Rand	44,800,000	U.S. Dollar	5,756,135	4/23/12	(67,013)
JPMorgan Chase	South Korean Won	4,200,000,000	U.S. Dollar	3,725,055	4/13/12	20,372
JPMorgan Chase	Turkish Lira	2,672,000	U.S. Dollar	1,498,507	4/13/12	3,126
JPMorgan Chase	U.S. Dollar	5,344,897	Indian Rupee	265,000,000	4/09/12	(147,970)
JPMorgan Chase	U.S. Dollar	3,717,472	South Korean Won	4,200,000,000	4/13/12	(12,788)
JPMorgan Chase	U.S. Dollar	3,950,768	Australian Dollar	3,700,000	4/17/12	(124,195)
Morgan Stanley	Brazilian Real	3,500,000	U.S. Dollar	2,028,986	4/03/12	111,650
Morgan Stanley	Brazilian Real	7,500,000	U.S. Dollar	4,181,185	4/03/12	72,609
Morgan Stanley	Euro	3,100,000	U.S. Dollar	4,069,922	4/23/12	(64,899)
Morgan Stanley	Euro	3,100,000	U.S. Dollar	4,037,781	4/23/12	(97,039)
Morgan Stanley	Japanese Yen	62,000,000	U.S. Dollar	810,498	4/09/12	61,397
Morgan Stanley	New Zealand Dollar	5,000,000	U.S. Dollar	4,067,350	5/10/12	(16,393)
Morgan Stanley	Polish Zloty	15,800,000	U.S. Dollar	4,906,575	4/23/12	(164,997)
Morgan Stanley	Polish Zloty	12,500,000	U.S. Dollar	3,923,784	4/23/12	(88,535)
Morgan Stanley	Pound Sterling	3,000,000	U.S. Dollar	4,754,835	5/23/12	(42,085)
Morgan Stanley	Swedish Krona	16,000,000	U.S. Dollar	2,356,406	4/03/12	(62,046)
Morgan Stanley	U.S. Dollar	8,399,930	Brazilian Real	14,400,000	4/03/12	(511,464)
Morgan Stanley	U.S. Dollar	2,366,549	Swedish Krona	16,000,000	4/03/12	51,904
Morgan Stanley	U.S. Dollar	8,791,924	Malaysian Ringgit	27,000,000	4/23/12	15,774
Morgan Stanley	U.S. Dollar	4,143,060	New Zealand Dollar	5,000,000	5/10/12	(59,317)
						$ (750,022)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Short-Term Investments:
Sovereign Debt		$ –	$ 37,770,744	$ –	$ 37,770,744
U.S. Government and Agency Obligations		–	42,042,557	–	42,042,557
Repurchase Agreements		–	1,694,971	–	1,694,971
Derivatives:
Call Options Purchased		23,706	–	–	23,706
Call Options Written		(3,888)	–	–	(3,888)
Forward Foreign Currency Exchange Contracts*		–	(750,022)	–	(750,022)
Total		$ 19,818	$ 80,758,250	$ –	$ 80,778,068
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 1,199,205	Unrealized depreciation on forward foreign currency exchange contracts	$ 1,949,227
Foreign Currency
Exchange Rate	Options	Options purchased, at value	23,706	Options written, at value	3,888
Total		$ 1,222,911			$ 1,953,115

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives), was $81,730,447.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at March 31, 2012, were as follows:
Gross unrealized:
Appreciation					$ 466,640
Depreciation					(688,815)
Net unrealized appreciation (depreciation) of investments					$ (222,175)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(6)	Put Notional Amount is calculated by dividing the Call Notional Amount by the Strike Price.
(7)	Call Notional Amount is calculated by dividing the Put Notional Amount by the Strike Price.
N/A	Not applicable.
AUD	Australian Dollar
BRL	Brazilian Real
MXN	Mexican Peso
PLD	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Global Income & Currency Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012